PROPERTY AND EQUIPMENT, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	€ 2,168	€ 1,557	€ 1,194
Depreciation expense related to financing lease right-of-use assets	204	193	303
Assets leased to customers, gross	1,480	885
Assets leased to customers, accumulated amortization	337	207
Depreciation expense on equipment leased to customers	€ 22	€ 13	€ 37